Employee Benefits - Defined Contribution Plan (Details) $ in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($) item
Deferred compensation plan
Number of investments, which are taken as reference to measure the interest that may be acquired | item	3			3
Employer contribution as percentage of the employees' reduced compensation	3.00%
Number of deferred compensation plans | item	2			2
Deferred compensation plan expense		$ 3	$ 6
Deferred compensation plan liability included in other liabilities	$ 38	43		$ 38
Deferred compensation plan assets included in other current assets	$ 43	48		$ 43
Investment income related to the mark-to-market of investments treated as trading securities		$ 3	$ 6
Defined contribution plan covering domestic, salaried and clerical employees
Defined contribution plans
Employer contribution (as a percent of employee contributions)	50.00%	50.00%	50.00%
Employer contribution limit per calendar year (as a percent of compensation)	6.00%	6.00%	6.00%
Vesting percentage after one year of service			20.00%	20.00%
Additional vesting percentage with each additional complete year of service			20.00%	20.00%
Contribution expense	$ 2	$ 2	$ 2